Convertible Redeemable Preferred Shares And Warrants (Tables)	12 Months Ended
Feb. 28, 2019
Equity [Abstract]
Summary of Reconciliation of Beginning and Ending Balances of Warrants

The following is a reconciliation of the beginning and ending balances of the warrants:

Warrants
Balance as of March 1, 2016	39,592
Fair value change	28,473
Exercised by holders to purchase Series A-1 Preferred Shares	(68,065)
Balance as of February 28, 2017, 2018 and 2019	—

Schedule of Assumptions Used to Estimate Fair Value of Warrants on the basis of the Binomial option pricing model

The fair value of these warrants was estimated on the basis of the Binomial option pricing model with the following assumptions:

	Issuance as at February 17,	As at February 29,	Exercise as at August 19,
	2015	2016	2016
Expected volatility	44%	42%	36%
Risk-free interest rate	0.5%	0.5%	0.2%
Expected dividend	—	—	—
Expected term	1.5 years	0.5 years	—

Schedule of Roll forward of Carrying Amounts of Preferred Shares

The following is the roll forward of the carrying amounts of Preferred Shares for the years ended February 28, 2017 and 2018:

	Series A Preferred Shares	Series A-1 Preferred Shares
Balance as of March 1, 2016	22,174	—
Issuance of Preferred Shares:
- Fair value of warrants at exercise date	—	68,065
- Proceeds from exercise of warrants	—	73,568
Accretion to redemption value	—	—
Balance as of February 28, 2017	22,174	141,633
Conversion to ordinary shares upon IPO	(22,174)	(141,633)
Accretion to redemption value	—	—
Balance as of February 28, 2018	—	—